Equity - Schedule of Share Capital (Details) - $ / shares	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Class A Ordinary Shares [Member]
Schedule of Share Capital [Line Items]
Per share value (in Dollars per share)	$ 0.00001	$ 0.00001
Shares authorized	250,000,000	250,000,000
Shares issued	6,674,356
Shares outstanding	6,674,356
Class B Ordinary Shares [Member]
Schedule of Share Capital [Line Items]
Per share value (in Dollars per share)	$ 0.00001	$ 0.00001
Shares authorized	100,000,000	100,000,000
Shares issued	20,311,112	20,888,886
Shares outstanding	20,311,112	20,888,886	100,000